REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2015
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
The following tables summarize the Bank’s capital amounts and the ratios required:

					To be well
					capitalized under
			For capital		prompt
	Actual		adequacy purposes		corrective action
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
June 30, 2015
Common equity tier 1 risk-based capital	$60,088	22.53%	$11,999	4.50%	$17,332	6.50%
Tier 1 risk based capital	60,088	22.53%	15,999	6.00%	21,331	8.00%
Total risk-based capital	63,448	23.80%	21,331	8.00%	26,664	10.00%
Tier 1 leverage	60,088	11.47%	20,963	4.00%	26,204	5.00%

June 30, 2014
Tier 1 capital to risk-weighted assets	$62,516	25.63%	$9,757	4.00%	$14,636	6.00%
Total capital to risk-weighted assets	65,595	26.89%	19,515	8.00%	24,394	10.00%
Tier 1 capital to adjusted total assets	62,516	11.88%	21,049	4.00%	26,311	5.00%

Schedule Of Reconciliation Of Gaap Equity To Regulatory Capital [Text Block]
Reconciliation of GAAP equity to regulatory capital is as follows for the Bank:

	June 30,
	2015	2014
	(In thousands)
GAAP equity	$62,526	$65,368
Intangible assets, net	(2,366)	(3,069)
Unrealized (gain) loss on securities available for sale	520	1,060
Disallowed servicing rights (10%)	-	(72)
Disallowed deferred tax assets	(592)	(771)
Tier 1 capital	60,088	62,516
General allowance for loan losses	3,360	3,079
Risk-based capital	$63,448	$65,595